Other Payables - Schedule Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Salaries and wages	€ 5,412	€ 5,085
Social security contributions	4,289	6,901
Vacation accrual	3,889	6,408
Withholding taxes on payroll and on others	2,059	2,379
Other accounts payable	6,400	6,141
Total	€ 22,049	€ 26,914